Cover	Mar. 12, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2024
Entity File Number	001-37685
Entity Registrant Name	PAVMED INC.
Entity Central Index Key	0001624326
Entity Tax Identification Number	47-1214177
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	360 Madison Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, Postal Zip Code	10017
City Area Code	(917)
Local Phone Number	813-1828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0. 001 Per Share [Member]
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	PAVM
Security Exchange Name	NASDAQ
Series Z Warrants To Purchase Common Stock [Member]
Title of 12(b) Security	Series Z Warrants to Purchase Common Stock
Trading Symbol	PAVMZ
Security Exchange Name	NASDAQ